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                                                FILE NUMBER 028-00568

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                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2011

                      If amended report check here: _____

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of February, 2012.


                                             By:  /s/  William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

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

FORM 13F
Torray LLC
December 31, 2011

                                                                                                         Voting
                                                       Value   Shares/ Sh/ Put/ Invstmt  Other          Authority
Name of Issuer               Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared   None
--------------               -------------- --------- -------- ------- --- ---- ------- -------- ------ --------- ----
3M Company..................      COM       88579Y101  10510   128600  SH        Sole            128600
AT&T........................      COM       00206R102  11939   394800  SH        Sole            394800
Abbott Labs.................      COM       002824100  12319   219080  SH        Sole            219080
Accenture...................      COM       G1151C101   2280    42836  SH        Sole             42836
Adobe Systems...............      COM       00724F101   2171    76806  SH        Sole             76806
American Express............      COM       025816109  11184   237093  SH        Sole            237093
American Tower..............      COM       03027X100   3758    62627  SH        Sole             62627
Amphenol....................      COM       032095101   2159    47571  SH        Sole             47571
Apple.......................      COM       037833100   3174     7837  SH        Sole              7837
Automatic Data Processing...      COM       053015103  13185   244126  SH        Sole            244126
Baxter International........      COM       071813109  12388   250368  SH        Sole            250368
Becton Dickinson............      COM       075887109  10775   144200  SH        Sole            144200
Boardwalk Pipeline Partners.      COM       096627104    277    10000  SH        Sole             10000
Chubb.......................      COM       171232101  13996   202200  SH        Sole            202200
Cintas......................      COM       172908105  14037   403256  SH        Sole            403256
Cisco Systems...............      COM       17275R102  10655   589300  SH        Sole            589300
Colgate-Palmolive...........      COM       194162103  11896   128763  SH        Sole            128763
Compass Minerals............      COM       20451N101   1744    25337  SH        Sole             25337
ConocoPhillips..............      COM       20825C104    913    12525  SH        Sole             12525
Core Laboratories...........      COM       N22717107   1487    13052  SH        Sole             13052
Cummins.....................      COM       231021106   1874    21289  SH        Sole             21289
Danaher.....................      COM       235851102   2916    61983  SH        Sole             61983
Dupont (EI) deNemours.......      COM       263534109  10097   220550  SH        Sole            220550
E M C Corporation...........      COM       268648102   9325   432936  SH        Sole            432936
EOG Resources...............      COM       26875P101   2748    27895  SH        Sole             27895
Enbridge....................      COM       29250N105   3398    90838  SH        Sole             90838
Enbridge Energy Partners....      COM       29250R106    382    11500  SH        Sole             11500
Enterprise Products Prtnrs..      COM       293792107    464    10000  SH        Sole             10000
Fiserv......................      COM       337738108   2122    36124  SH        Sole             36124
Franklin Resources..........      COM       354613101   2041    21244  SH        Sole             21244
Gannett.....................      COM       364730101   8074   603910  SH        Sole            603910

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

FORM 13F
Torray LLC
December 31, 2011

                                                                                                         Voting
                                                       Value   Shares/ Sh/ Put/ Invstmt  Other          Authority
Name of Issuer               Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared   None
--------------               -------------- --------- -------- ------- --- ---- ------- -------- ------ --------- ----
General Electric............      COM       369604103   13999  781655  SH        Sole            781655
Genl Dynamics Corp..........      COM       369550108    9663  145500  SH        Sole            145500
Gilead Sciences.............      COM       375558103    2680   65481  SH        Sole             65481
Hewlett Packard.............      COM       428236103    9154  355360  SH        Sole            355360
Intel.......................      COM       458140100   11180  461016  SH        Sole            461016
Intl Business Machines......      COM       459200101   13249   72050  SH        Sole             72050
JPMorgan Chase..............      COM       46625H100    1782   53599  SH        Sole             53599
Johnson & Johnson...........      COM       478160104   16660  254037  SH        Sole            254037
Kinder Morgan Energy LP.....      COM       494550106     425    5000  SH        Sole              5000
Kraft Foods.................      COM       50075N104   14029  375500  SH        Sole            375500
Loews.......................      COM       540424108   13652  362600  SH        Sole            362600
MICROS Systems..............      COM       594901100    2213   47501  SH        Sole             47501
Marsh & McLennan............      COM       571748102   12302  389055  SH        Sole            389055
Merck.......................      COM       58933Y105     579   15350  SH        Sole             15350
Natural Resources Prtnrs....      COM       63900P103     271   10000  SH        Sole             10000
NetApp......................      COM       64110D104    1500   41360  SH        Sole             41360
Nike........................      COM       654106103    2157   22387  SH        Sole             22387
Novo-Nordisk................      COM       670100205    1892   16416  SH        Sole             16416
Oracle......................      COM       68389X105    2499   97414  SH        Sole             97414
PepsiCo.....................      COM       713448108    2876   43351  SH        Sole             43351
Plains All Amer Pipeline LP.      COM       726503105     367    5000  SH        Sole              5000
Praxair.....................      COM       74005P104    2523   23604  SH        Sole             23604
Precision Castparts.........      COM       740189105    1899   11522  SH        Sole             11522
Procter Gamble..............      COM       742718109   10183  152650  SH        Sole            152650
Progress Energy.............      COM       743263105     437    7800  SH        Sole              7800
Schlumberger................      COM       806857108     336    4925  SH        Sole              4925
Sysco.......................      COM       871829107    9952  339300  SH        Sole            339300
Tupperware Brands...........      COM       899896104   10764  192323  SH        Sole            192323
United Technologies.........      COM       913017109    2702   36963  SH        Sole             36963
UnitedHealth Group..........      COM       91324P102    8105  159920  SH        Sole            159920
Varian Medical Systems......      COM       92220P105    2526   37624  SH        Sole             37624
Visa........................      COM       92826C839    3392   33409  SH        Sole             33409
Voyager Oil and Gas.........      COM       92911K100      67   26051  SH        Sole             26051
Walgreen....................      COM       931422109    4061  122850  SH        Sole            122850
Wellpoint Hlth Ntwk.........      COM       94973V107    7128  107590  SH        Sole            107590
Wells Fargo.................      COM       949746101   11341  411500  SH        Sole            411500
Western Union...............      COM       959802109   12459  682300  SH        Sole            682300
XL Group....................      COM       G98290102     274   13850  SH        Sole             13850
Standard & Poors............                78462F103     465    3702  SH        Sole              3702
                                                       ------
                                                       416030
                                                       ======

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